27. Tax liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Tax Liabilities Tables Abstract
Tax liabilities
	12.31.18	12.31.17
Non-current
Current
Provincial, municipal and federal contributions and taxes	130,445	587,723
VAT payable	412,547	728,173
Tax withholdings	127,121	131,091
SUSS withholdings	7,435	5,190
Municipal taxes	106,117	101,082
Tax regularization plan	380	2,242
Total Current	784,045	1,555,501